Benefit Plans (Fair Value Of Pension Plan Assets) (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	$ 5,047		$ 4,874
Pension [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	5,047		4,874
Pension [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	11		155
Pension [Member] | U.S. Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	89		104
Pension [Member] | International Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	894		959
Pension [Member] | Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	3,704	[1]	3,240	[2]
Pension [Member] | International Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	314		345
Pension [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2		39
Percentage of investment in securities	7.00%		5.00%
Pension [Member] | Other Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	33		32
Pension [Member] | Real Estate And Other Money Markets [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in securities	6.00%		4.00%
Pension [Member] | U.S And International Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in securities	34.00%		36.00%
Pension [Member] | U.S And International Equities [Member]
Defined Benefit Plan Disclosure [Line Items]
Percentage of investment in securities	53.00%		55.00%
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2,168		2,433
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	11		155
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | U.S. Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	89		104
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | International Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	894		959
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	826	[1]	799	[2]
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | International Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	314		345
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2		39
Pension [Member] | Quoted Prices In Active Markets For Identical Assets/Liabilities (Level 1) [Member] | Other Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	32		32
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2,879		2,441
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member] | Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	2,878	[1]	2,441	[2]
Pension [Member] | Significant Other Observable Inputs (Level 2) [Member] | Other Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets	1
Pension [Member] | Significant Unobservable Inputs (Level 3) [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets
Pension [Member] | Significant Unobservable Inputs (Level 3) [Member] | Cash And Cash Equivalents [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets
Pension [Member] | Significant Unobservable Inputs (Level 3) [Member] | U.S. Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets
Pension [Member] | Significant Unobservable Inputs (Level 3) [Member] | International Securities [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets
Pension [Member] | Significant Unobservable Inputs (Level 3) [Member] | Investment Funds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets		[1]		[2]
Pension [Member] | Significant Unobservable Inputs (Level 3) [Member] | International Government Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets
Pension [Member] | Significant Unobservable Inputs (Level 3) [Member] | Corporate Bonds [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets
Pension [Member] | Significant Unobservable Inputs (Level 3) [Member] | Other Debt [Member]
Defined Benefit Plan Disclosure [Line Items]
Fair Value of Plan Assets

[1]	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI - Europe, Switzerland, North America, Asia Pacific, Japan, Russell 3000, S&P 500 for equities; and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 53% are invested in U.S. and international equities; 34% are invested in U.S. and international government bonds; 7% are invested in corporate bonds; and 6% are invested in real estate and other money markets.
[2]	Investment funds whose objective seeks to replicate the returns and characteristics of specified market indices (primarily MSCI - Europe, Switzerland, North America, Asia Pacific, Japan, Russell 3000, S&P 500 for equities; and Citigroup EMU, Citigroup Switzerland and Barclays Capital U.S. for bonds), primarily consist of mutual funds, common trust funds and commingled funds. Of these funds, 55% are invested in U.S. and international equities; 36% are invested in U.S. and international government bonds; 5% are invested in corporate bonds; and 4% are invested in real estate and other money markets.